13F-HR
<PERIOD>			12/31/01
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE		212-983-8100
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED DEC. 31, 2001

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)	[ ] is a restatement.
						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	250 Park Avenue
		Suite 2000
		New York, NY 10177

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Nancy J. O. Luburich
Title:  		Financial Op Principal
Phone:  	212-983-8100
Signature, Place, and Date of Signing:

Nancy J. O. Luburich New York, NY Jan. 29, 2002

Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $193,968,384

                                                                 Form 13 F information Table
                                                            Value     Shares/   Sh/  Put/ Invstmt Other    Voting Authority
Name of Issuer          Title of Class     CUSIP          (x$1000)   PRN AMT   PRN  Call Dscretn Managers    Sole Shared None

Aksys Ltd.                          COM      010196103      139    30000       SH          SOLE              30000      0     0
Amazon.com                          COM      023135106      146    13500       SH          SOLE              13500      0     0
American Int'l Group                COM      026874107     3879    48863       SH          SOLE              48863      0     0
Amgen Inc.                          COM      031162100     2947    52230       SH          SOLE              52230      0     0
AOL Time Warner                     COM      00184A105     4042   125941       SH          SOLE             125941      0     0
Applied Biosystems Group            COM      038020103     1237    31500       SH          SOLE              31500      0     0
AT&T Wireless Services, Inc.        COM      001957406     2917   203000       SH          SOLE             203000      0     0
Banc One Corp.                      COM      06423A103      226     5800       SH          SOLE               5800      0     0
Barr Laboratories, Inc.             COM      068306109     5077    63975       SH          SOLE              63975      0     0
Boston Scientific Corp.             COM      101137107     6183   256376       SH          SOLE             256376      0     0
Bristol-Myers Squibb Co.            COM      110122108      492     9650       SH          SOLE               9650      0     0
C.R. Bard, Inc.                     COM      067383109     3966    61500       SH          SOLE              61500      0     0
Cardinal Health Inc.                COM      14149Y108     3341    51675       SH          SOLE              51675      0     0
Chevron Texaco                      COM      166764100      249     2789       SH          SOLE               2789      0     0
Cisco Systems Inc.                  COM      17275R102     2864   158174       SH          SOLE             158174      0     0
CitiGroup                           COM      172967101     4523    89600       SH          SOLE              89600      0     0
Comcast Corp. Cl A                  COM      200300200     4912   136450       SH          SOLE             136450      0     0
Cornerstone US Gov't. Strategi   Mutual FD   360908305      483   377420       SH          SOLE             377420      0     0
CV Therapeutics, Inc.               COM      126667104     1617    31100       SH          SOLE              31100      0     0
CVS Corp.                           COM      126650100     3352   113250       SH          SOLE             113250      0     0
Double Click                        COM      258609304     1231   108600       SH          SOLE             108600      0     0
Duke Energy Co.                     COM      264399106     3095    78840       SH          SOLE              78840      0     0
El Paso Corporation                 COM      283905107      518    11628       SH          SOLE              11628      0     0
EMC Corp                            COM      268648102     1209    90000       SH          SOLE              90000      0     0
Exxon Corp.                         COM      30231G102     3581    91135       SH          SOLE              91135      0     0
FleetBoston Financial Corp.         COM      339030108     3612    98959       SH          SOLE              98959      0     0
Gemstar-TV Guide Intl.              COM      36866W106     3516   126950       SH          SOLE             126950      0     0
General Electric Co.                COM      369604103     6251   155975       SH          SOLE             155975      0     0
H&R Block                           COM      093671105      554    12400       SH          SOLE              12400      0     0
Home Depot                          COM      437076102     3361    65895       SH          SOLE              65895      0     0
ILEX Oncology, Inc.                 COM      451923106     1216    45000       SH          SOLE              45000      0     0
Incyte Genomics, Inc.               COM      45337C102      972    50000       SH          SOLE              50000      0     0
Intel Corp.                         COM      458140100     4808   152900       SH          SOLE             152900      0     0
Int'l Business Machine              COM      459200101     5122    42350       SH          SOLE              42350      0     0
Intersil Corp                       COM      46069S109     2547    79000       SH          SOLE              79000      0     0
J.P. Morgan Chase & Co.             COM      46625H100     4046   111325       SH          SOLE             111325      0     0
Johnson & Johnson                   COM      478160104      914    15482       SH          SOLE              15482      0     0
Lehman Bros. Hldgs Inc.             COM      524908100     6497    97275       SH          SOLE              97275      0     0
Liberty Media Group                 COM      001957208     4439   317100       SH          SOLE             317100      0     0
Lilly, Eli & Co.                    COM      532457108      263     3350       SH          SOLE               3350      0     0
Lowes Companies Inc.                COM      548661107     4562    98300       SH          SOLE              98300      0     0
Masco Corp.                         COM      574599106     3078   125650       SH          SOLE             125650      0     0
Medtronic Inc.                      COM      585055106     2662    52000       SH          SOLE              52000      0     0
Merck & Co.                         COM      589331107     2363    40200       SH          SOLE              40200      0     0
Merrill Lynch & Co. Inc.            COM      590188108     4054    77800       SH          SOLE              77800      0     0
Microsoft Corp.                     COM      594918104     6201    93600       SH          SOLE              93600      0     0
Millenium Pharm                     COM      599902103     2634   107500       SH          SOLE             107500      0     0
Morgan Stanley                      COM      617446448     4829    86330       SH          SOLE              86330      0     0
Motorola, Inc.                      COM      620076109     3157   210219       SH          SOLE             210219      0     0
Myriad Genetics, Inc.               COM      62855J104     2116    40200       SH          SOLE              40200      0     0
NaviSite Inc.                       COM      63935M109       27    75000       SH          SOLE              75000      0     0
Network Appliances                  COM      64120L104      382    17500       SH          SOLE              17500      0     0
Nortel Networks                     COM      656568102      434    58200       SH          SOLE              58200      0     0
Novartis AG                         COM      66987V109     2834    77650       SH          SOLE              77650      0     0
Omnicare, Inc.                      COM      681904108     2674   107500       SH          SOLE             107500      0     0
Oracle Systems                      COM      68389X105      165    12000       SH          SOLE              12000      0     0
Pepsico, Inc.                       COM      713448108     6061   124485       SH          SOLE             124485      0     0
Pixelworks, Inc.                    COM      72581M107      705    43900       SH          SOLE              43900      0     0
Protein Design Labs, Inc.           COM      74369L103     1148    35000       SH          SOLE              35000      0     0
SBC Communications Inc.             COM      78387G103     3628    92630       SH          SOLE              92630      0     0
Scientific Atlanta Inc.             COM      808655104     3587   149850       SH          SOLE             149850      0     0
Sun Microsystems                    COM      866810104      490    39850       SH          SOLE              39850      0     0
The Shaw Group Inc.                 COM      820280105      256    10900       SH          SOLE              10900      0     0
Tyco International                  COM      902124106     7482   127039       SH          SOLE             127039      0     0
Verizon Communications              COM      92343V104     4051    85373       SH          SOLE              85373      0     0
Vertex Pharmaceuticals              COM      92532F100      983    40000       SH          SOLE              40000      0     0
Viacom Inc. Cl. B                   COM      925524308     4775   108164       SH          SOLE             108164      0     0
Vodafone                            COM      92857W100      344    13400       SH          SOLE              13400      0     0
Wal Mart Stores Inc.                COM      931142103     4165    72375       SH          SOLE              72375      0     0
WebMD Corp.                         COM      094769M10      176    25000       SH          SOLE              25000      0     0
Wellpoint Hlth Networks A           COM      94973H108     3570    30560       SH          SOLE              30560      0     0